The Rushmore Fund, Inc.
U.S. Government Bond Portfolio

Supplement dated April 15, 2002 to
Prospectus and Statement of Additional Information
each dated January 1, 2002 as previously supplemented March 22, 2002

Name Change
Effective April 30, 2002, the name of The Rushmore Fund, Inc. has been changed to The FBR Rushmore Fund, Inc., and the name of its sole series, the Rushmore U.S. Government Bond Portfolio, has been changed to FBR U.S. Government Bond Portfolio.

Investors should retain this Supplement for future reference.